9. Secured Convertible Notes (Sept 2019 Note) (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Feb. 19, 2019	Sep. 30, 2019	Sep. 30, 2018	Aug. 17, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Proceeds from convertible debt							$ 4,186,054	$ 0
Beneficial conversion feature		$ (1,686,667)	$ (353,333)		$ (2,008,907)	$ (353,333)	(353,333)	$ 0
Loss on extinguishment of debt		$ (1,080,664)	$ 0		$ (4,432,819)	$ 0
Fair value of warrants							$ 1,471,111
Purchase Agreement [Member] | Amendment to February 2019 Offering [Member] | Warrants [Member]
Warrants issued, shares	1,800,000
Warrant exercise price	$ 2.55
Loss on extinguishment of debt	$ (2,064,193)
Fair value of warrants	$ 1,287,962
Purchase Agreement [Member] | Secured Convertible Notes [Member]
Proceeds from convertible debt				$ 4,500,000
Debt maturity date				Aug. 20, 2019
Debt interest rate				10.00%
Conversion price per share				$ 2.50
Beneficial conversion feature				$ 1,561,111
Purchase Agreement [Member] | Warrant [Member]
Warrants issued, shares				1,800,000
Warrant exercise price				$ 3.00